EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
VEON raises USD 200 Million in Private Bond Placement
On July 2, 2025, VEON announced that it completed the pricing of a private placement of US$200 of senior unsecured notes due in 2029 with institutional investors.
The Notes, issued by VEON MidCo B.V., are priced at par and have an annual interest rate of 9%. The instrument’s credit rating from S&P and Fitch is BB-. The Notes will be guaranteed by VEON Amsterdam B.V. and will rank pari passu with VEON HQ’s outstanding debt.
Uzbekistan bilateral credit facility
On July 4, 2025, Unitel secured a bilateral credit facility of UZS 500 billion (US$40) with a tenor of 5-years. Unitel utilized UZS
262 billion (US$21) from this facility through drawdowns in July 2025.
VEON and Cohen Circle Secure Investor Commitments for Kyivstar Listing
On July 10, 2025, VEON and Cohen Circle announced the execution of non-redemption agreements, totaling approximately
US$52 with accredited institutional investors, including Helikon and Clearline. These commitments cover approximately
5,000,000 of Cohen Circle’s Class A shares, securing the minimum US$50 cash condition for the proposed business combination of Kyivstar Group and Cohen Circle (“Business Combination”). The closing of the Business Combination is expected to occur in the third quarter of 2025 and is subject to the approval of Cohen Circle’s shareholders and other customary closing conditions.
On August 14, 2025 - VEON closed the previously announced business combination between Kyivstar Group Ltd. and Cohen
Circle (the “Business Combination”), which will make Kyivstar Group Ltd. a U.S.-listed company. The combined company will operate as Kyivstar Group Ltd. (the “Company”), the common shares and warrants of which are expected to start trading on the
Nasdaq Stock Market (“Nasdaq”) on or about August 15, 2025 under the ticker symbols “KYIV” and “KYIVW,” respectively, making the Company the first and only pure-play Ukrainian investment opportunity in U.S. stock markets. As of the closing of the
Business Combination, VEON holds an 89.6% stake in Kyivstar Group Ltd.
Cohen Circle’s shareholders approved the Business Combination at its extraordinary general meeting held on August 12, 2025.
Prior to Cohen Circle’s extraordinary general meeting, holders of only 25.4% of Cohen Circle’s Class A ordinary shares held by its public shareholders had exercised their redemption rights, resulting in US$178 of transaction proceeds, including under the previously announced non-redemption agreements with institutional investors such as Helikon and Clearline.
On August 15, 2025, VEON further announced that Kyivstar started trading on Nasdaq Stock Market (“Nasdaq”) under the ticker symbol “KYIV”, this completed the transaction. Accordingly, the financial impact of the closure of the business combination along with any impacts on the group financials will be accounted for in Q3 2025.
Sale of stake in Beeline Kyrgyzstan
Further to the disclosure in Note 5 - Significant transactions, On August 1, 2025, a share purchase agreement was signed between Menacrest AG and Open Joint Stock Company Eldik Bank for the sale of Beeline Kyrgyzstan operations. On August 12,
2025, VEON announced that it has completed the sale of its 50.1% indirect stake in Sky Mobile LLC, operating under the Beeline brand in Kyrgyzstan, to Open Joint Stock Company “Eldik Bank” (“Eldik Bank”). The transaction was completed following receipt of all necessary regulatory approvals.